CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income		$ 76,483		$ 79,458	$ 80,259
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		28,254		22,334	17,176
Share-based compensation expense		3,068		2,293	2,642
Accrued severance pay, net		(150)		540	(26)
Changes in deferred tax, net		(963)		7,051	(2,580)
Capital loss from sale of property, plant and equipment		32
Compensation paid by a shareholder	[1]	266
Increase in trade receivables		(4,184)		(2,968)	(3,913)
Decrease (increase) in other accounts receivable and prepaid expenses		(5,617)		(3,069)	1,393
Increase in inventories		(5,376)		(15,267)	(22,345)
Increase (decrease) in trade payables		1,424		(8,659)	1,811
Increase (decrease) in warranty provision		100		(447)	(4)
Legal settlements and loss contingencies, net		5,868		4,654
Increase (decrease) in accrued expenses and other liabilities including related party		2,314		(259)	1,611
Net cash provided by operating activities		101,519		85,661	76,024
Cash flows from investing activities:
Redemption of short-term deposits		60		11,987	57,953
Acquisition of the business of Prema Asia Marketing PTE Ltd. (see also Note 1(b))					(150)
Purchase of property, plant and equipment		(22,943)		(76,495)	(86,373)
Proceeds from sale of property, plant and equipment		22
Decrease (increase) in long-term deposits		(452)		(1,228)	844
Net cash used in investing activities		(23,313)		(65,736)	(27,726)
Cash flows from financing activities:
Dividends paid		(243)	[2]		(20,025)
Short-term bank credit and loans, net		5,157		3,241	(5,454)
Purchase of treasury shares		(39,430)
Repayment of a financing leaseback		(1,100)		(1,092)	(1,192)
Net cash provided by (used in) financing activities		(35,616)		2,149	(26,671)
Effect of exchange rate differences on cash and cash equivalents		933		(1,607)	(1,595)
Increase in cash and cash equivalents		43,523		20,467	20,032
Cash and cash equivalents at beginning of year		62,747		42,280	22,248
Cash and cash equivalents at end of year		106,270		62,747	42,280
Cash received (paid) during the year for:
Interest paid		(210)		(180)	(141)
Interest received		153		45	46
Tax paid		(17,684)		(16,372)	(16,744)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment		$ (403)		$ (4,389)	$ 6,992

[1]	A bonus paid by the Company's shareholder to its employees.
[2]	In 2016, dividend payment made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.